Investment Portfolio - January 31, 2024

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.9%

Communication Services - 3.4%
Media - 3.4%
Comcast Corp. - Class A	117,166	$5,452,905
Omnicom Group, Inc.	13,236	1,196,270
Paramount Global - Class B	32,327	471,651
Total Communication Services		7,120,826
Consumer Discretionary - 5.2%
Broadline Retail - 0.5%
eBay, Inc.	24,371	1,000,917
Distributors - 0.6%
Genuine Parts Co.	8,570	1,201,771
Specialty Retail - 4.1%
The Home Depot, Inc.	24,829	8,763,644
Total Consumer Discretionary		10,966,332
Consumer Staples - 6.4%
Consumer Staples Distribution & Retail - 0.6%
Sysco Corp.	16,236	1,313,979
Food Products - 4.5%
Archer-Daniels-Midland Co.	23,420	1,301,684
Bunge Global S.A	9,629	848,219
Campbell Soup Co.	19,904	888,315
Conagra Brands, Inc.	27,977	815,529
General Mills, Inc.	26,613	1,727,450
The J.M. Smucker Co.	6,890	906,379
Kellanova	13,830	757,331
The Kraft Heinz Co.	36,374	1,350,567
Tyson Foods, Inc. - Class A	17,517	959,231
		9,554,705
Household Products - 1.3%
Colgate-Palmolive Co.	31,410	2,644,722
Total Consumer Staples		13,513,406
Energy - 14.2%
Energy Equipment & Services - 1.5%
Halliburton Co.	31,994	1,140,586
Schlumberger N.V	39,773	1,936,945
		3,077,531
Oil, Gas & Consumable Fuels - 12.7%
Chevron Corp.	36,877	5,436,776
ConocoPhillips	31,099	3,479,045
Coterra Energy, Inc.	38,093	947,754
Devon Energy Corp.	25,417	1,068,022
Diamondback Energy, Inc.	8,155	1,253,750
EOG Resources, Inc.	18,287	2,080,878
Exxon Mobil Corp.	56,979	5,858,011
Marathon Oil Corp.	27,391	625,885
Marathon Petroleum Corp.	16,670	2,760,552
Phillips 66	13,404	1,934,331
Valero Energy Corp.	10,389	1,443,032
		26,888,036
Total Energy		29,965,567

	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 15.0%
Banks - 13.5%
Bank of America Corp.	149,418	$5,081,706
Citigroup, Inc.	64,770	3,638,131
Fifth Third Bancorp.	34,236	1,172,241
Huntington Bancshares, Inc.	60,962	776,046
JPMorgan Chase & Co.	53,167	9,270,198
Regions Financial Corp.	53,452	997,949
Truist Financial Corp.	41,646	1,543,401
U.S. Bancorp.	52,639	2,186,624
Wells Fargo & Co.	74,893	3,758,131
		28,424,427
Insurance - 1.5%
The Hartford Financial Services Group, Inc.	11,986	1,042,303
The Travelers Companies, Inc.	9,832	2,078,091
		3,120,394
Total Financials		31,544,821
Health Care - 16.6%
Biotechnology - 1.6%
Gilead Sciences, Inc.	42,952	3,361,423
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories.	40,357	4,566,395
Baxter International, Inc.	22,862	884,531
Medtronic plc.	35,336	3,093,313
		8,544,239
Health Care Providers & Services - 1.5%
CVS Health Corp.	30,169	2,243,669
Quest Diagnostics, Inc.	7,533	967,463
		3,211,132
Pharmaceuticals - 9.5%
Bristol-Myers Squibb Co.	58,622	2,864,857
Johnson & Johnson.	42,670	6,780,263
Merck & Co., Inc.	60,207	7,271,802
Pfizer, Inc.	114,114	3,090,207
		20,007,129
Total Health Care		35,123,923
Industrials - 18.7%
Aerospace & Defense - 5.1%
General Dynamics Corp.	10,069	2,668,184
L3Harris Technologies, Inc.	8,423	1,755,522
Lockheed Martin Corp.	8,569	3,679,614
RTX Corp.	29,774	2,713,007
		10,816,327
Air Freight & Logistics - 2.6%
C.H. Robinson Worldwide, Inc.	8,728	733,938
FedEx Corp.	7,215	1,740,907
United Parcel Service, Inc. - Class B	21,385	3,034,531
		5,509,376

Investment Portfolio - January 31, 2024

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 1.1%
Emerson Electric Co.	25,109	$2,303,249
Ground Transportation - 3.0%
Norfolk Southern Corp.	7,802	1,835,343
Union Pacific Corp.	18,037	4,399,765
		6,235,108
Industrial Conglomerates - 2.9%
3M Co.	20,558	1,939,647
Honeywell International, Inc.	21,027	4,252,921
		6,192,568
Machinery - 3.4%
Caterpillar, Inc.	17,594	5,283,654
Cummins, Inc.	7,671	1,835,671
		7,119,325
Professional Services - 0.6%
Broadridge Financial Solutions, Inc.	6,662	1,360,380
Total Industrials		39,536,333
Information Technology - 17.0%
Communications Equipment - 2.5%
Cisco Systems, Inc.	104,083	5,222,885
Electronic Equipment, Instruments & Components - 1.3%
Corning, Inc.	32,189	1,045,821
TE Connectivity Ltd.	11,438	1,626,369
		2,672,190
IT Services - 2.4%
Cognizant Technology Solutions Corp. - Class A	18,809	1,450,550
International Business Machines Corp.	19,461	3,574,207
		5,024,757
Semiconductors & Semiconductor Equipment - 10.3%
Analog Devices, Inc.	17,694	3,403,618
Broadcom, Inc.	6,664	7,863,520
Microchip Technology, Inc.	19,543	1,664,673
QUALCOMM, Inc.	32,180	4,779,052
Skyworks Solutions, Inc.	7,518	785,330
Texas Instruments, Inc.	20,802	3,330,816
		21,827,009
Technology Hardware, Storage & Peripherals - 0.5%
NetApp, Inc.	12,824	1,118,253
Total Information Technology		35,865,094
Materials - 2.4%
Chemicals - 2.0%
Dow, Inc.	26,310	1,410,216
FMC Corp.	7,858	441,620
International Flavors & Fragrances, Inc.	11,708	944,601
PPG Industries, Inc.	9,561	1,348,484
		4,144,921

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging - 0.4%
Packaging Corp. of America	5,641	$935,729
Total Materials		5,080,650
TOTAL COMMON STOCKS
(Identified Cost $198,357,238)		208,716,952

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[1] (Identified Cost $2,343,770)	2,343,770	2,343,770

TOTAL INVESTMENTS - 100.0%
(Identified Cost $200,701,008)		211,060,722
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(103,970)
NET ASSETS - 100%		$210,956,752

Investment Portfolio - January 31, 2024

(unaudited)

##Less than (0.1%).

1Rate shown is the current yield as of January 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,120,826	$7,120,826	$—	$—
Consumer Discretionary	10,966,332	10,966,332	—	—
Consumer Staples	13,513,406	13,513,406	—	—
Energy	29,965,567	29,965,567	—	—
Financials	31,544,821	31,544,821	—	—
Health Care	35,123,923	35,123,923	—	—
Industrials	39,536,333	39,536,333	—	—
Information Technology	35,865,094	35,865,094	—	—
Materials	5,080,650	5,080,650	—	—
Short-Term Investment	2,343,770	2,343,770	—	—
Total assets	$211,060,722	$211,060,722	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2023 or January 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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